Contingencies and Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]

Note 35
Contingencies and Commitments

Services agreements

The total amount of the Company’s obligations with third parties relating to services agreements that cannot be terminated is detailed as follows:

Services agreements not to be terminated	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Within 1 year	89,490,342	67,601,086
Between 1 and 5 years	78,625,851	92,254,016
Over 5 years	5,911,139	-
Total	174,027,332	159,855,102

Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2022
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	366,466,791	1,784,784
Between 1 and 5 years	855,808,079	25,405,367
Over 5 years	77,855,384	-
Total	1,300,130,254	27,190,151

Capital investment commitments

As of
December 31, 2022
the Company had capital investment commitments related to Property, Plant and Equipment and Intangibles (software) for approximately ThCh$

56,446,606.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries in Chile and abroad, including all those
present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000 in the case of chilean companies and US$ 15,000 for cases of foreign subsidiaries.
Those losses contingencies for which an estimate cannot be made have been also considered.

Trials and
clai
m

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Cervecera CCU Chile Ltda.	Court of Appeal	Invoice collection	Appeal of sentence	ThCh$ 35,700
Comercial CCU S.A.	Court of Appeal	Collection of labor benefits	Appeal of sentence	ThCh$ 59,301
Transportes CCU Ltda.	Court of Appeal	Compensation for damages	Appeal of sentence	ThCh$ 72,000
Viña San Pedro Tarapacá S.A.	Court of Appeal	Compensation for damages	Appeal of sentence	ThCh$ 45,000
Compañía Industrial Cervecera S.A. (CICSA)	Administrative Courts	Administrative claims of several municipalities for advertising and publicity fees	Proceeding in administrative or judicial stage	US$ 75,000 (ThCh$ 64,190)

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh
$ 496,302 and

ThCh$

576,587 as
of December 31, 2022 and 2021, respectively (See
Note 24 – Other provisions
).

Tax processes

At the date of issue of these consolidated financial statements, there is no tax litigation that involves significant
passive
or taxes in claim different to mentioned in
Note 25 – Income Tax
.

Guarantees

As of
December 31, 2022,
CCU and its subsidiaries have not granted direct guarantees as par
t o
f their usual financing operations.
However
, indirect guarantees have been constituted, in the form of stand-by and general security product of financing. The main terms of the indirect guarantees constituted are detailed below:

-
The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Investments II

SpA. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 24, 2023
Banco Colpatria	US$ 4,000,000	July 21, 2023
Banco Colpatria	US$ 13,500,000	August 31, 2023
Banco Colpatria	US$ 4,289,340	September 6, 2023

-
The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía
Pisquera
de Chile S.A. through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú	US$ 2,600,000	December 21, 2023

-	Additionally, the Company presents the following guarantees:

a)
Through private instrument dated May 20, 2021, the Company undertakes to maintain a direct or indirect shareholding that allows it to control
its Uruguayan subsidiary Milotur S.A., until whichever happens first of: (i) a period of 3 years from the date of the aforementioned document or (ii) the fulfillment by Milotur S.A. of all its obligations under the credit agreement or agreements that have been signed by it with Citigroup Inc., or one of its agencies, subsidiaries or related companies, for a total amount of up to UYU 30,000,000 (Uruguayan pesos) and up to US$ 1,000,000 in its equivalent in other currencies.

b)
The Company, through a private notarized document dated July 28, 2017, is required to maintain a direct or indirect participation of at least 50.1% of its subsidiary Compañía Pisquera de Chile S.A., allowing the Company to control its subsidiary during the period of validity of the bank loan with Banco del Estado de Chile for a tot
al of
ThCh $ 16,000,000, maturing on July 27, 2027.